NOTE 8 - COMMITMENTS AND CONTINGENCIES (Details) - Sublease Agreement Payment Obligations (USD $)	30 Months Ended
Dec. 31, 2016
Sublease Agreement Payment Obligations [Abstract]
$ 124,372
$ 671,521